Acquisitions and Dispositions (Details 5) (Oklahoma City, Oklahoma Acquisition, USD $)	0 Months Ended
Sep. 30, 2013
Acquisitions
Acquisition price	$ 15,600,000
Initial acquisition accounting
Land	1,300,000
Building and improvements	12,700,000
Total	15,600,000
In-place leases
Acquisitions
Average remaining lease term	10 years
Initial acquisition accounting
Intangible assets	$ 1,600,000
Outpatient care building
Acquisitions
Area of property (in square feet)	52,000
Leased facility, annual rent escalations (as a percent)	2.00%